Net Interest Income - Summary of Interest Income, Interest Expense and Net Interest Income (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Interest income
Due from financial institutions measured at fair value through profit or loss	₩ 1,723		₩ 649	₩ 2,685
Securities measured at fair value through profit or loss	579,128		647,840	668,377
Loans measured at fair value through profit or loss	9,537		10,876	33,001
Securities measured at fair value through other comprehensive income	784,980		719,434	774,864
Loans measured at fair value through other comprehensive income	4,618		7,899	14,708
Due from financial institutions measured at amortized cost	66,375		92,155	150,635
Securities measured at amortized cost	765,656		627,201	599,519
Loans measured at amortized cost	12,745,780		12,177,822	12,247,493
Other	253,081		201,871	147,905
Interest income	15,210,878	$ 12,830,770	14,485,747	14,639,187
Interest expenses
Deposits	2,218,556		2,916,794	3,481,121
Borrowings	510,385		572,946	596,425
Debentures	1,169,708		1,186,310	1,240,566
Other	82,657		87,423	124,288
Sub-total	3,981,306	3,358,335	4,763,473	5,442,400
Net interest income	₩ 11,229,572	$ 9,472,435	₩ 9,722,274	₩ 9,196,787